Revolving Credit Facility and Interest Rate Cap	12 Months Ended
Dec. 31, 2023
Revolving Credit Facility And Interest Rate Cap
Revolving Credit Facility and Interest Rate Cap

Note G — Revolving Credit Facility and Interest Rate Cap

Revolving Credit Facility

In March 2022, we entered into a Credit Agreement (the “Credit Agreement”) with KeyBank Capital Markets, as lead arranger, and KeyBank, National Association, as administrative agent. The Credit Agreement refinanced our then-current loan agreements for certain properties. The Credit Agreement provided for, among other things, a $75.0 million revolving credit facility, originally maturing on April 1, 2023 (the “Revolving Credit Facility”). Borrowings under the Revolving Credit Facility bear interest at a Secured Overnight Financing Rate (“SOFR”) benchmark rate or Alternate Base Rate, plus a margin of between 1.75% and 3.00%, with respect to SOFR loans, or 0.75% to 2.00%, with respect to base rate loans, based on our leverage ratio as calculated under the Credit Agreement. The Credit Agreement is secured by a pool of properties and requires compliance with certain financial covenants. The Credit Agreement also included financial covenants that required us to (i) maintain a total leverage ratio not to exceed 65.0%, (ii) not to exceed certain fixed charge coverage ratios, and (iii) maintain a certain tangible net worth.

During 2022, we drew $73.7 million on the Revolving Credit Facility to pay-off certain mortgage loans and fund an acquisition of a single garage.

In November 2022, we executed an amendment to the Credit Agreement which extended the maturity of the Revolving Credit Facility to April 1, 2024, amended certain financial covenants through the new term, and added a requirement for us to use diligent efforts to pursue an equity raise or liquidity event by March 31, 2023. On the Closing Date, we entered into a second amendment to the Credit Agreement which reduced the total commitment from $75 million to $58.7 million, required us to remit $15 million of the proceeds from the Preferred PIPE Investment to pay down outstanding borrowings under the Credit Agreement, removed the fixed charge coverage ratio, required a borrowing base interest coverage ratio, required us maintain at least $7 million in unencumbered cash and cash equivalents, required contribution of certain real property as collateral, increased the debt pool yield, and established a reserve for certain cash collateral to be used for interest payments. Concurrent with the paydown of $15 million, $0.1 million of unamortized loan fees were written off to Interest Expense in the Consolidated Statements of Operations.

As of December 31, 2023, the balance of unamortized loan fees associated with the Revolving Credit Facility is $0.2 million which is being amortized to Interest Expense, Net in the Consolidated Statements of Operations over the remaining term.

In March 2024, we executed the Third Amendment to the Credit Agreement, which provided extension options through June 2025 with increased interest rate spreads above SOFR at each extension. We executed one of these options, which extends the maturity through October 2024. Exercising an option following that maturity date would result in an interest rate spread above SOFR of 3.5%.

Interest Rate Cap

In August 2023, we entered into an interest rate cap agreement with KeyBank with an initial value of approximately $0.2 million and a maturity on April 1, 2024. The arrangement was for a notional amount of $58.7 million and limited the SOFR to a rate of 4.90%. Our use of derivative instruments is limited to this interest rate cap to manage interest rate exposure. The principal objective of this arrangement is to minimize the risks and costs associated with our financial structure, which are in part determined by interest rates. We have elected not to use hedge accounting due to the short-term duration of the arrangement and, as such, will reflect changes in fair value of the arrangement within our Consolidated Statements of Operations. The change in the fair value of the interest rate cap from inception through December 31, 2023 was $0.2 million and recorded as Other Income, Net on the Statement of Operations.